Related Party Transactions (Details) - shares			1 Months Ended
	Oct. 01, 2014	Oct. 01, 2013	Oct. 31, 2014	Oct. 31, 2013	Mar. 31, 2016
Nidec Copal | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued		4,856,764
Nidec Tosok | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued		2,624,000
Nidec Copal Electronics | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued	3,160,575		3,160,575
Nidec-Read
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued			1,421,498
Nidec-Read | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued	1,421,498
Chief Executive Officer
Related party transactions
Percentage of the outstanding shares of the Company owned by a related party					8.30%
Chief Executive Officer | Nidec Copal | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued				589,992
Chief Executive Officer | Nidec Tosok | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued				322,400
Chief Executive Officer | Nidec Copal Electronics | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued			282,624
Chief Executive Officer | Nidec-Read | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued			182,250
Business entity indirectly owned by the CEO
Related party transactions
Percentage of the outstanding shares of the Company owned by a related party					3.70%
Business entity indirectly owned by the CEO | Nidec Tosok | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued				49,600
Business entity indirectly owned by the CEO | Nidec-Read | Share Exchange Transaction
Related party transactions
Stock Issued During Period, Shares, Treasury Stock Reissued			51,030
Foundation which president is the CEO
Related party transactions
Percentage of the outstanding shares of the Company owned by a related party					0.30%
CEO's Immediate Family Member
Related party transactions
Percentage of the outstanding shares of the Company owned by a related party					1.80%